Accounts payable and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of detailed information about accounts payable and accrued liabilities

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	March 31, 2026	December 31, 2025
	$	$
Trade accounts payable	594	745
Accrued research and development costs	-	59
Accrued employee benefits	43	471
Payroll tax and other statutory liabilities	-	(13)
Other accrued liabilities	289	621
	926	1,883